LOSS ASSOCIATED WITH EARLY TERMINATION OF VENDOR AGREEMENT	12 Months Ended
Dec. 31, 2023
Loss Associated With Early Termination Of Vendor Agreement
LOSS ASSOCIATED WITH EARLY TERMINATION OF VENDOR AGREEMENT

NOTE 16 – LOSS ASSOCIATED WITH EARLY TERMINATION OF VENDOR AGREEMENT

In November 2022, the Company issued a purchase order for 80 containers of solar panels to VSUN Solar USA, Inc. (“VSUN”), based solely on an order the Company received from a customer at that time. The Company had remitted a deposit to VSUN of $2,395,768 in November 2022. Because of market conditions that began to deteriorate in early 2023 in the residential solar PV market and VSUN’s refusal to negotiate a price that would enable Ozop to realize a profit on the order, the customer eventually cancelled the order in June 2023. VSUN had already shipped 40 containers out of total 80 containers to the US and the remaining 40 containers of products have not been produced by September 30, 2023. The general terms and conditions of the purchase order allowed Ozop 30 days free storage, and to be charged storage fees after the 30 days.

On November 6, 2023, the Company and VSUN entered into a Termination Agreement (the “TA”) after negotiation. Pursuant to the TA, the parties agreed to cancel the remaining unpaid and/or not fully executed purchase orders the Company issued to VSUN, and to apply part of the vendor deposits (totaling $2,525,102 paid to VSUN) to unpaid storage fees of $556,884 and to a termination fee of $1,198,198. The combined amount of storage fees and termination fee of $1,755,082 is classified separately as Loss associated with early termination of vendor agreement on the consolidated statements of operations for the year ended December 31, 2023. The remaining balance of the deposit of $770,020 is received on November 17, 2023. In addition, VSUN shall retain the above 40 containers of products in storage as a result of the early termination. The Company and VSUN shall not have any further obligations under the purchase orders which shall be terminated, and the Company shall have no liability to VSUN and VSUN shall have no liability to the Company as a result of or in connection with this termination.